IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Credit Risk [line items]
Past due loans	$ 2,049	$ 1,844
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,029	1,019
Personal [member]
Credit Risk [line items]
Past due loans	315	280
Credit card [member]
Credit Risk [line items]
Past due loans	431	361
Business and government [member]
Credit Risk [line items]
Past due loans	274	$ 184
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,887
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,029
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	315
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	269
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	274
Later than three months [member]
Credit Risk [line items]
Past due loans	162
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 162